Partners' Capital - Partnership Units (Table) (Details) - shares	Jun. 30, 2019	Dec. 31, 2018
Common units	18,178,100
General partner units	348,570
Preferred units	0
Total partnership units	18,526,670
Adjusted for the March 2019 reverse split
Common units		18,178,100
General partner units		348,570
Preferred units		12,983,333
Total partnership units		31,510,003